CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Retained earnings (Accumulated deficit)	Total
Balance at the beginning (in shares) at Dec. 31, 2019	288	24,712	(1,225)	23,775
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	$ (85)	$ (85)
Balance at the end at Mar. 31, 2020	$ 288	$ 24,712	$ (1,310)	$ 23,690
Balance at the end (in shares) at Mar. 31, 2020	2,875,000
Balance at the beginning (in shares) at Dec. 31, 2019	288	24,712	(1,225)	23,775
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	$ (1,111)	$ (111,014,299)		$ (111,015,410)
Common stock subject to possible redemption (in shares)	(11,101,541)
Net income			$ (103,385)	(103,385)
Balance at the end at Dec. 31, 2020	$ 357	5,122,609	(122,963)	5,000,003
Balance at the end (in shares) at Dec. 31, 2020	3,561,384
Balance at the beginning at Mar. 31, 2020	$ 288	24,712	(1,310)	23,690
Balance at the beginning (in shares) at Mar. 31, 2020	2,875,000
Balance at the end at Mar. 31, 2021	$ 359	5,370,137	(370.494)	5,000,002
Balance at the end (in shares) at Mar. 31, 2021	3,586,137
Balance at the beginning at Dec. 31, 2020	$ 357	5,122,609	(122,963)	5,000,003
Balance at the beginning (in shares) at Dec. 31, 2020	3,561,384
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	$ 2	247,528		247,530
Common stock subject to possible redemption (in shares)	24,753
Net income		0	(247,531)	(247,531)
Balance at the end at Mar. 31, 2021	$ 359	$ 5,370,137	$ (370.494)	$ 5,000,002
Balance at the end (in shares) at Mar. 31, 2021	3,586,137